Other income and expenses	6 Months Ended
Jun. 30, 2023
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Other income and expenses
5. Other income and expenses
In February 2022, the Company received a milestone payment of $2.0 million (£1.5 million) under the Navi License Agreement with OncXerna. An associated payment was made to the former shareholders of Mereo BioPharma 5, Inc. under the Contingent Value Rights Agreement (“CVR”) of a total of $0.9 million (£0.7 million), after deductions of costs, charges and expenditures, which resulted in other income, net of £0.8 million.